Chrysler Financial Services Americas LLC	Distribution Date: 09-May-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	8
Distribution Date	09-May-11
Record Date	08-May-11

Dates Covered	From and Including	To and Including
Collections Period	01-Apr-11	30-Apr-11
Accrual Period	08-Apr-11	08-May-11
30/360 Days	30
Actual/360 Days	31

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	133,980	$1,492,735,274.40
Collections of Installment Principal		47,691,712.42
Collections Attributable to Full Payoffs		28,693,386.68
Principal Amount of Repurchases		90,192.17
Principal Amount of Gross Losses		4,012,658.68

Pool Balance — End of Period(EOP)	130,027	$1,412,247,324.45

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	67.22%

Ending Overcollateralization(O/C) Amount	$112,979,785.96
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	108.696%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,927,230.21	Trigger	Compliance?

Net Credit Loss Percentage	0.583%	8.00%	Yes
Cumulative Net Credit Losses	$12,249,285.00
Cumulative Recovery Ratio	50.524%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$19,292,129.56	1.366%	1,553
61-90 Days Delinquent	1,473,800.84	0.104%	108
91-120 Days Delinquent	377,354.70	0.027%	27
121 Days or More Delinquent	25,461.95	0.002%	2
Repossessions	4,140,733.06	0.293%	266

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount			$6,017,350.55
60+ Days Delinquency Ratio (3 mos weighted avg.)			0.50657%

		Current Month	Prior Month
Weighted Average A.P.R.		7.276%	7.263%
Weighted Average Remaining Term (months)		30.79	31.64
Weighted Average Seasoning (months)		37.63	36.69

Chrysler Financial Services Americas LLC	Distribution Date: 09-May-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$47,691,712.42
Collections Attributable to Full Payoffs	28,693,386.68
Principal Amount of Repurchases	90,192.17
Recoveries on Loss Accounts	2,085,428.47

Collections of Interest	8,772,616.54
Investment Earnings	527.74
Reserve Account Draw	0.00

Total Sources	$87,333,864.02

Cash Uses
Servicer Fee	$1,243,946.06
Backup Servicer Fee	12,439.46
A Note Interest	673,555.49
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	74,048,913.96
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	10,785,655.02

Total Cash Uses	$87,333,864.02

Administrative Payment
Total Principal and Interest Sources	$87,333,864.02
Investment Earnings in Trust Account	(527.74)
Daily Collections Remitted	(87,333,336.28)
Reserve Account Draw	0.00
Servicer Fee	(1,243,946.06)
Distribution to Class E Noteholders	(10,785,655.02)

Payment Due to/(from) Trust Account	$(12,029,601.08)

O/C Release (Prospectus pg S42)
Pool Balance		$1,412,247,324.45

Total Securities		$1,299,267,538.49

Adjusted O/C Amount		$112,979,785.96

Target Overcollateralization Amount		$112,979,785.96

O/C Release Period?		Yes

O/C Release		$10,785,655.02

Current Net Credit Loss Percentage		0.583%

	Required O/C %
If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

Chrysler Financial Services Americas LLC	Distribution Date: 09-May-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face
Class A-1 688,000,000.00 @ 0.33579%	61,316,452.45	0.00	0.0000000	61,316,452.45	89.1227507	17,729.81	0.0257701
Class A-2 720,000,000.00 @ 0.69%	720,000,000.00	707,267,538.49	982.3160257	12,732,461.51	17.6839743	414,000.00	0.5750000
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,373,316,452.45	$1,299,267,538.49		$74,048,913.96		$1,242,909.52

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 31

02-May-11

(248) 427-2557	Date